Cash - Reconciliation of liabilities (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of liabilities from financing activities
Opening balance	kr 222,806	kr 4,786
Cash - Flow	480,870	179,092
Exchange Differences	35,519	38,928
Closing balance	739,195	222,806
Lease Liabilities
Reconciliation of liabilities from financing activities
Opening balance	33,642	4,786
Cash - Flow	(9,615)	(5,575)
Exchange Differences	2,138	34,431
Closing balance	26,165	33,642
Non-current interesting-bearing liabilities
Reconciliation of liabilities from financing activities
Opening balance	189,164
Cash - Flow	490,485	184,667
Exchange Differences	33,381	4,497
Closing balance	kr 713,030	kr 189,164